Goodwill and Intangibles, net - Indefinite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 138.7	$ 123.1
FCC licenses
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	136.2	120.6
State licenses
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 2.5	$ 2.5